Average Annual Total Returns{- Fidelity Flex® Core Bond Fund} - 08.31 Fidelity Flex Core Bond Fund PRO-05 - Fidelity Flex® Core Bond Fund	Fidelity Flex Core Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Core Bond Fund-Default Return Before Taxes Since Inception		Fidelity Flex Core Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Core Bond Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Core Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Core Bond Fund-Default After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		LB091 Past 1 year	LB091 Since Inception
Total	10.56%	4.79%	[1]	9.02%	3.30%	[1]	6.22%	3.00%	[1]	8.72%	4.25%	[1]	9.29%	4.42%	[1]

[1]	(a)From March 7, 2017